BALANCE SHEET DETAILS - Intangible assets, Amortization Expense, Accrued Liabilities (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2014
Intangible assets, net:
Estimated Useful Life				5 years	5 years
Gross Value	$ 150,000			$ 150,000	$ 150,000
Accumulated Amortization	(1,000)			(31,000)	(1,000)
Net Value	149,000	$ 104,000		119,000	149,000
Amortization expense	1,000	15,000	$ 15,000	30,000		$ 0
Finite-Lived Intangible Assets Estimated Amortization Expense in Future Years
2017				30,000
2018				30,000
2019				30,000
2020				29,000
Total		$ 104,000		119,000
Accrued liabilities:
Payroll	128,000			209,000	128,000
Research and development				160,000
Legal				125,000
Marketing				74,000
Deferred rent	49,000			26,000	49,000
Deferred Revenue	6,000			19,000	6,000
Other	4,000			182,000	4,000
Total	$ 187,000			$ 795,000	$ 187,000